Segments - Gross Premiums Written by the Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross premiums written	$ 3,579.0	$ 3,018.1	$ 2,800.8
United Kingdom
Segment Reporting Information [Line Items]
Gross premiums written	1,977.0	1,755.7	1,297.9
Bermuda
Segment Reporting Information [Line Items]
Gross premiums written	1,047.5	707.6	1,147.4
Republic of Ireland
Segment Reporting Information [Line Items]
Gross premiums written	$ 554.5	$ 554.8	$ 355.5